BASIS OF CONSOLIDATION AND INVESTMENTS (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Trade receivables	R$ 3,233,164	R$ 2,597,838
Inventories	11,289,229	10,943,835
Other assets	776,500	484,120
Intangíible assets	10,788,054	7,657,050	R$ 7,316,794
Liabilities
Other payables current	(1,878,203)	(1,117,034)
Lease liabilities	(177,010)	(119,047)
Net assets	R$ 85,354,359	79,379,103
Previously stated [member]
Assets
Trade receivables		54,684	37,171
Inventories		164,460	134,309
Other assets		30,228	29,186
Property, plant and equipment		3,129,161	3,151,349
Intangíible assets		8,086	8,086
Liabilities
Trade payables		(278,538)	(253,186)
Other payables current		(34,301)	(42,074)
Lease liabilities		(24,430)	(42,257)
Other provisions		(64,125)	(66,490)
Net assets		R$ 2,985,225	R$ 2,956,094